Consolidated statement of cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Operating loss	$ (37,900)	$ (26,841)	$ (27,123)
Depreciation and amortization	4,909	3,036	3,332
Impairment	44	0	273
Share-based compensation	867	1,222	1,295
Other non-cash transactions	(473)	(325)	26
Cash used in operations before working capital changes	(32,553)	(22,908)	(22,197)
Increase (-) / Decrease (+) in inventories	(416)	413	(1,132)
Increase (-) in receivables	(5,122)	(1,383)	2,851
Increase (+) in payables	3,973	1,330	234
Net cash outflow from operating activities	(34,118)	(22,548)	(20,244)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(2,789)	(896)	(537)
Acquisition and generation of intangible assets	(1,374)	0	0
Acquisition of Genomic Prostate Score Business	(25,000)	0	0
Net cash outflow from investing activities	(29,163)	(896)	(537)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares (net of transaction costs)	0	68,566	13,875
Proceeds from loan obligation	34,291	0	2,316
Repayment of loan obligation and debt extinguishment costs	(10,805)	0	0
Payment of lease liability	(1,358)	(1,057)	(831)
Payment of interest	(1,412)	(1,011)	(1,070)
Interests received	125	11	0
Net cash inflow from financing activities	20,841	66,509	14,290
Net Decrease (-) / increase (+) in cash and cash equivalents	(42,440)	43,065	(6,491)
Cash and cash equivalents at beginning of the financial year	58,498	15,953	22,050
Effect on exchange rate changes	(555)	(520)	394
Cash and cash equivalents at end of the financial year	$ 15,503	$ 58,498	$ 15,953